Cost of sales (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of cost of sales

	For the year ended 31 December
In USD	2021	2020	2019

Captain costs	(47,795,494)	(23,720,753)	(31,287,527)
Captain bonuses	(1,083,977)	(1,159,717)	(2,326,497)
Captain deductions	670,472	569,008	1,209,819
Tolls and fines	(714,204)	(2,102,242)	(1,379,329)

	(48,923,203)	(26,413,704)	(33,783,534)